Equity and Earnings per Common Share, Common Stock and Preferred Stock ATM Program (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Class of Stock Disclosures [Abstract]
Proceeds from issuance of stock	$ 0	$ 49,360,000
Series A Preferred Stock [Member] | Preferred Stock ATM Program [Member]
Class of Stock Disclosures [Abstract]
Stock issued and sold (in shares)		49,480
Weighted average price (in dollars per share)		$ 25.05
Proceeds from issuance of stock		$ 1,200,000
Stock issuance fee		$ 20,000
Common Stock [Member]
Class of Stock Disclosures [Abstract]
Stock issued and sold (in shares)	9,500	6,000
Share Repurchase Program [Abstract]
Share repurchase program, authorized amount	$ 10,000,000
Number of shares repurchased (in shares)	142,531		235,950
Weighted average price paid per share (in dollars per share)	$ 12.96		$ 14.59
Brokers commission paid	$ 4,300		$ 7,000
Common Stock [Member] | Common Stock ATM Program [Member]
Class of Stock Disclosures [Abstract]
Stock issued and sold (in shares)	0	0